RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS AS OF December 31, 2022 (Details 2) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortization expense of intangibles								$ 56,420	$ 28,658	$ 0
Net Income	$ (301,475)	$ (220,295)	$ (274,345)	$ (189,394)	$ (2,096,446)	$ (189,054)	$ (56,577)		(2,689,205)
As Previously Reported [Member]
Amortization expense of intangibles									0
Total Other Income and Expense									(407,304)
Net Income									(2,660,547)
Restated [Member]
Amortization expense of intangibles									(28,658)
Total Other Income and Expense									(435,962)
Net Income									(2,689,205)
Adjustments [Member]
Amortization expense of intangibles									(28,658)
Total Other Income and Expense									(28,658)
Net Income									$ (28,658)